Note 15 - Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2014
Disclosure Text Block Supplement [Abstract]
Fair Value Measurements, Recurring and Nonrecurring [Table Text Block]
	Fair Value Measurement as of December 31, 2014
Liabilities	Total	(Level 1)	(Level 2)	(Level 3)
Interest rate swap contracts, current and long-term portion	$298,771	-	$298,771	-
	Fair Value Measurement as of December 31, 2013
Liabilities	Total	(Level 1)	(Level 2)	(Level 3)
Interest rate swap contracts, current and long-term portion	$1,017,748	-	$1,017,748	-

Fair Value, Assets Measured on Recurring and Nonrecurring Basis [Table Text Block]
Vessel	Significant Other Observable Inputs (Level 2) (amounts in $million)	Loss (amounts in $million)
M/V Ninos	$2,7	$1,1
M/V Kuo Hsiung	$2.8	$1.6
M/V YM Xingang	$3.0	$7.8
M/V Manolis P	$3.8	$8.3
M/V Cpt Costas	$3.8	$10.6
M/V Despina P	$3.9	$6.2
M/V Tiger Bridge	$3.8	$9.3
M/V Aggeliki	$7.5	$5.8
M/V Evridiki	$13.0	$27.5
TOTAL	$44.3	$78.2
Vessel	Significant Other Observable Inputs (Level 2) (amounts in $million)	Loss (amounts in $million)
M/V Aristides NP	$5.1	$3.5

Fair Value Inputs, Assets, Quantitative Information [Table Text Block]
	Fair Value at December 31, 2014	Valuation Technique	Unobservable Input	Value
Other investment	6,183,800	Discounted cash flow	Rate of return	19%